Restricted cash	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
Restricted cash
6.	Restricted cash
Restricted cash mainly represents the cash proceeds from the exercise of share options by the Company’s employee, executives and directors held in a bank account which have yet to be transmitted to them.

	As of December 31,
	2019	2020
Restricted cash for exercise of share options to be transmitted to employees	1,716	491
Cash deposit held in designated bank account	100	20

Total restricted cash	1,816	511